Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock - 98.2%
Australia - 4.5%
BlueScope Steel Ltd	Materials	291,001	$2,761,006
Dexus	Real Estate	1,304,145	11,495,982
Fortescue Metals Group Ltd	Materials	3,317,746	16,739,093
Goodman Group	Real Estate	671,229	6,236,433
GPT Group/The	Real Estate	573,999	2,318,235
Harvey Norman Holdings Ltd	Retailing	1,025,645	3,010,824
Mirvac Group	Real Estate	7,518,213	15,027,144

			57,588,717

Austria - 1.0%
Raiffeisen Bank International AG	Banks	262,333	6,991,398
Verbund AG	Utilities	106,846	5,301,404

			12,292,802

Belgium - 1.8%
Ageas	Insurance	186,584	9,852,200
Colruyt SA	Food & Staples Retailing	46,142	3,328,276
UCB SA	Pharma, Biotech & Life Sciences	117,327	9,317,544

			22,498,020

Brazil - 1.4%
Banco Bradesco SA	Banks	380,400	3,426,229
Banco do Brasil SA	Banks	459,355	5,776,968
IRB Brasil Resseguros S/A	Insurance	170,671	4,056,909
Lojas Renner SA	Retailing	239,923	2,847,275
Porto Seguro SA	Insurance	147,537	2,021,290

			18,128,671

China - 0.2%
Future Land Development Holdings Ltd	Real Estate	1,132,857	1,350,888
Tingyi Cayman Islands Holding Corp	Food & Beverage	1,140,917	1,878,636

			3,229,524

Denmark - 1.8%
DSV A/S	Transportation	53,720	4,974,117
FLSmidth & Co A/S	Capital Goods	38,945	1,955,896
GN Store Nord A/S	Health Care Equipment & Services	153,830	7,878,267
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	43,061	2,108,060
Vestas Wind Systems A/S	Capital Goods	60,586	5,477,653

			22,393,993

Finland - 0.6%
Metso OYJ	Capital Goods	65,112	2,434,356
Valmet OYJ	Capital Goods	194,086	5,342,198

			7,776,554

France - 13.0%
AXA SA	Insurance	812,400	21,646,520
Capgemini SE	Software & Services	88,695	10,754,880
Carrefour SA	Food & Staples Retailing	155,515	3,027,343
Casino Guichard Perrachon SA	Food & Staples Retailing	50,297	2,057,428
CNP Assurances	Insurance	202,651	4,782,928
Credit Agricole SA	Banks	603,971	8,287,101
Edenred	Commercial & Professional Services	124,290	5,855,291
Eiffage SA	Capital Goods	136,709	14,262,497
Eutelsat Communications SA	Media & Entertainment	101,119	1,826,040
Kering SA	Consumer Durables & Apparel	49,391	29,203,888
Peugeot SA	Automobiles & Components	734,906	19,252,949
Sanofi	Pharma, Biotech & Life Sciences	433,465	37,789,156
Schneider Electric SE	Capital Goods	30,079	2,543,723
Teleperformance	Commercial & Professional Services	16,074	3,087,597

			164,377,341

Germany - 5.9%
adidas AG	Consumer Durables & Apparel	105,822	27,236,603
Allianz SE	Insurance	129,804	31,350,283
CECONOMY AG	Retailing	208,937	1,400,252
HeidelbergCement AG	Materials	15,325	1,239,105
Merck KGaA	Pharma, Biotech & Life Sciences	104,970	11,179,826
Wacker Chemie AG	Materials	22,845	2,006,653

			74,412,722

Hong Kong - 2.1%
AIA Group Ltd	Insurance	343,928	3,521,359
CK Asset Holdings Ltd	Real Estate	233,023	1,873,487
Hongkong Land Holdings Ltd	Real Estate	697,620	4,870,711
Kerry Properties Ltd	Real Estate	851,179	3,643,080
Swire Pacific Ltd Cl A	Real Estate	264,282	3,346,468
Swire Properties Ltd	Real Estate	905,378	3,683,983
Wharf Holdings Ltd/The	Real Estate	1,372,526	3,944,292
Wheelock & Co Ltd	Real Estate	297,708	2,121,428

			27,004,808

Hungary - 0.5%
OTP Bank Nyrt	Banks	136,789	6,079,855

			6,079,855

India - 0.3%
Dr Reddy’s Laboratories Ltd	Pharma, Biotech & Life Sciences	81,629	3,435,842

			3,435,842

Ireland - 0.0%
Irish Bank Resolution Corp Ltd/Old (c)	Banks	138,674	0

			0

Israel - 0.2%
Check Point Software Technologies Ltd (a)	Software & Services	20,093	2,426,431

			2,426,431

Italy - 1.3%
Buzzi Unicem SpA	Materials	112,626	2,509,053
CNH Industrial NV	Capital Goods	1,308,289	14,212,150

			16,721,203

Japan - 21.5%
Alfresa Holdings Corp	Health Care Equipment & Services	56,670	1,581,600
Amada Holdings Co Ltd	Capital Goods	319,433	3,581,516
Brother Industries Ltd	Technology Hardware & Equipment	448,072	8,848,755
Central Japan Railway Co	Transportation	99,282	21,353,370
Coca-Cola Bottlers Japan Holdings Inc	Food & Beverage	79,018	1,951,464
Dai Nippon Printing Co Ltd	Commercial & Professional Services	383,241	9,099,021
Fancl Corp	Household & Personal Products	60,751	1,802,838
FUJIFILM Holdings Corp	Technology Hardware & Equipment	255,547	11,940,345
GungHo Online Entertainment Inc	Media & Entertainment	1,259,317	3,929,634
Hachijuni Bank Ltd/The	Banks	1,028,321	4,139,882
House Foods Group Inc	Food & Beverage	32,852	1,325,752
Ibiden Co Ltd	Technology Hardware & Equipment	257,212	4,615,555
K’s Holdings Corp	Retailing	681,243	6,077,822
Kose Corp	Household & Personal Products	81,543	15,277,852
KYORIN Holdings Inc	Pharma, Biotech & Life Sciences	104,344	1,961,208
Matsumotokiyoshi Holdings Co Ltd	Food & Staples Retailing	95,279	3,155,321
Medipal Holdings Corp	Health Care Equipment & Services	254,296	5,719,206
Mitsubishi Estate Co Ltd	Real Estate	90,054	1,523,081
Mitsubishi Gas Chemical Co Inc	Materials	605,410	9,090,556
Mitsui Fudosan Co Ltd	Real Estate	560,607	12,987,068
Mixi Inc	Media & Entertainment	140,076	3,027,318
MS&AD Insurance Group Holdings Inc	Insurance	351,341	10,922,937
Nikon Corp	Consumer Durables & Apparel	712,571	9,939,146
Nintendo Co Ltd	Media & Entertainment	27,672	9,532,378
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	118,041	3,244,231
Nippon Telegraph & Telephone Corp	Telecommunication Services	89,671	3,731,736
Nissan Motor Co Ltd	Automobiles & Components	3,410,866	27,387,486
Nomura Real Estate Holdings Inc	Real Estate	63,243	1,345,120
NTN Corp	Capital Goods	5,300	17,498
ORIX Corp	Diversified Financials	1,334,040	18,901,180
Ricoh Co Ltd	Technology Hardware & Equipment	282,053	2,854,029
Seino Holdings Co Ltd	Transportation	416,167	5,666,534
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	283,657	16,572,232
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	251,464	5,556,613
Suzuken Co Ltd/Aichi Japan	Health Care Equipment & Services	75,672	4,364,060
TIS Inc	Software & Services	38,070	1,737,286
Toppan Printing Co Ltd	Commercial & Professional Services	541,358	8,788,388
Toyo Seikan Group Holdings Ltd	Materials	348,727	6,993,657
Yamazaki Baking Co Ltd	Food & Beverage	120,069	1,789,017

			272,332,692

Malaysia - 0.1%
RHB Bank Bhd	Banks	1,047,644	1,511,298

			1,511,298

Mexico - 0.4%
Grupo Financiero Banorte SAB de CV	Banks	854,366	5,394,890

			5,394,890

Netherlands - 6.9%
Aegon NV	Insurance	1,091,680	5,694,162
ASR Nederland NV	Insurance	123,306	5,481,980
Coca-Cola European Partners PLC	Food & Beverage	435,560	23,341,660
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	902,481	21,733,768
Koninklijke KPN NV	Telecommunication Services	1,461,432	4,487,894
Koninklijke Philips NV	Health Care Equipment & Services	63,823	2,738,598

NN Group NV	Insurance	335,786	14,641,819
Unilever NV	Household & Personal Products	48,654	2,941,427
Unilever PLC	Household & Personal Products	237	14,362
Wolters Kluwer NV	Commercial & Professional Services	91,961	6,413,495

			87,489,165

Norway - 0.1%
Orkla ASA	Food & Beverage	158,044	1,237,538

			1,237,538

Singapore - 2.8%
CapitaLand Commercial Trust	Real Estate	1,065,755	1,521,409
CapitaLand Ltd	Real Estate	813,430	2,112,081
ComfortDelGro Corp Ltd	Transportation	3,132,723	6,199,917
United Overseas Bank Ltd	Banks	570,257	11,668,552
Yangzijiang Shipbuilding Holdings Ltd	Capital Goods	11,782,095	13,611,358

			35,113,317

South Africa - 0.3%
Mondi Ltd	Materials	187,077	4,114,291

			4,114,291

South Korea - 1.6%
BNK Financial Group Inc	Banks	445,386	2,672,786
Industrial Bank of Korea	Banks	436,178	5,289,162
LG Display Co Ltd	Technology Hardware & Equipment	85,246	1,449,588
LG Uplus Corp	Telecommunication Services	460,791	5,644,307
Woori Financial Group Inc	Banks	412,218	4,887,403

			19,943,246

Spain - 3.4%
Acciona SA	Utilities	14,809	1,716,181
Banco Bilbao Vizcaya Argentaria SA	Banks	2,825,511	17,167,717
Banco Santander SA	Banks	2,078	10,526
Telefonica SA	Telecommunication Services	2,911,270	24,252,805

			43,147,229

Sweden - 5.4%
Alfa Laval AB	Capital Goods	228,194	5,291,383
Castellum AB	Real Estate	145,707	2,617,071
Fabege AB	Real Estate	86,797	1,204,359
Industrivarden AB Cl C	Diversified Financials	361,096	8,118,092
Sandvik AB	Capital Goods	1,541,071	28,509,172
SSAB AB Cl A	Materials	419,784	1,584,355
Svenska Cellulosa AB SCA Cl B	Materials	356,600	3,109,905
Telefonaktiebolaget LM Ericsson Cl B	Technology Hardware & Equipment	1,778,589	17,576,252

			68,010,589

Switzerland - 6.6%
Chocoladefabriken Lindt & Spruengli AG	Food & Beverage	340	2,259,446
Novartis AG	Pharma, Biotech & Life Sciences	441,109	36,142,727
Swiss Life Holding AG	Insurance	33,956	15,962,893
Swiss Re AG	Insurance	183,678	17,683,246
Swisscom AG	Telecommunication Services	25,039	11,666,454

			83,714,766

Taiwan - 2.0%
Asia Cement Corp	Materials	1,892,232	2,561,165
AU Optronics Corp	Technology Hardware & Equipment	13,639,926	4,878,165
Largan Precision Co Ltd	Technology Hardware & Equipment	26,150	3,925,701
Lite-On Technology Corp	Technology Hardware & Equipment	3,811,152	5,377,373
Novatek Microelectronics Corp	Semiconductors,Semiconductor Eqpmt	1,050,862	6,874,380
United Microelectronics Corp	Semiconductors,Semiconductor Eqpmt	5,259,590	2,293,433

			25,910,217

Turkey - 0.5%
Turkiye Garanti Bankasi AS (a)	Banks	2,424,803	3,327,799
Turkiye Is Bankasi AS (a)	Banks	3,138,113	2,824,624

			6,152,423

United Kingdom - 11.8%
3i Group PLC	Diversified Financials	1,126,535	15,758,718
Antofagasta PLC	Materials	142,082	1,688,584
Auto Trader Group PLC	Media & Entertainment	550,024	4,064,885
Berkeley Group Holdings PLC	Consumer Durables & Apparel	281,099	13,786,062
Burberry Group PLC	Consumer Durables & Apparel	474,709	12,508,544
Ferguson Holdings Ltd	Capital Goods	309,775	22,039,494
Hikma Pharmaceuticals PLC	Pharma, Biotech & Life Sciences	346,115	7,984,796
J Sainsbury PLC	Food & Staples Retailing	3,199,074	9,291,568
Micro Focus International PLC	Software & Services	454,988	11,530,422
Mondi PLC	Materials	438,249	9,628,048
Next PLC	Retailing	106,533	8,019,109
Persimmon PLC	Consumer Durables & Apparel	70,924	2,071,335
Royal Mail PLC	Transportation	2,140,619	7,061,277
Standard Chartered PLC	Banks	144,145	1,317,589
Travis Perkins PLC	Capital Goods	283,161	5,165,375
Vodafone Group PLC	Telecommunication Services	4,273,881	7,925,381
Wm Morrison Supermarkets PLC	Food & Staples Retailing	3,447,610	9,714,898

			149,556,085

United States - 0.2%
Jazz Pharmaceuticals PLC (a)	Pharma, Biotech & Life Sciences	18,651	2,420,340

			2,420,340

Total Investments - 98.2% (Cost $1,152,886,232) (b)			1,244,414,569
Other Assets, less liabilities - 1.8%			22,850,826

Net Assets - 100.0%			$1,267,265,395

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $1,161,347,666. The aggregate gross unrealized appreciation is $129,223,718 and the aggregate gross unrealized depreciation is $46,156,815, resulting in net unrealized appreciation of $83,066,903.

(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Impact Equity Fund

Portfolio of Investments

April 30, 2019 (Unaudited)

Security	Shares	Value
Common Stocks - 99.8%
Communication Services - 9.5%
AT&T Inc	305,451	$9,456,763
Alphabet Inc Cl A (a)	25,862	31,007,504
CenturyLink Inc	47,100	537,882
Charter Communications Inc Cl A (a)	6,900	2,561,211
Comcast Corp Cl A	192,600	8,383,878
Electronic Arts Inc (a)	12,800	1,211,520
Interpublic Group of Cos Inc/The	17,000	391,000
Netflix Inc (a)	18,300	6,780,882
New York Times Co/The Cl A	6,000	198,900
Omnicom Group Inc	9,500	760,285
TELUS Corp	25,600	943,104
Take-Two Interactive Software Inc (a)	4,681	453,261
TripAdvisor Inc (a)	4,700	250,181
Verizon Communications Inc	177,363	10,143,390

		73,079,761

Consumer Discretionary - 12.1%
Advance Auto Parts Inc	2,957	491,808
Amazon.com Inc (a)	17,739	34,174,537
Best Buy Co Inc	9,703	722,000
Booking Holdings Inc (a)	1,962	3,639,490
BorgWarner Inc	8,800	367,576
Capri Holdings Ltd (a)	6,035	266,023
CarMax Inc (a)	7,200	560,592
Chipotle Mexican Grill Inc (a)	1,188	817,392
Cie Generale des Etablissements Michelin SCA ADR	38,500	996,188
eBay Inc	36,800	1,426,000

Expedia Group Inc	5,000	649,200
Fast Retailing Co Ltd ADR	23,000	1,329,170
Gap Inc/The	12,345	321,958
Garmin Ltd	5,300	454,422
Gentex Corp	10,700	246,421
Genuine Parts Co	6,200	635,748
Home Depot Inc/The	48,418	9,862,747
Kohl’s Corp	7,212	512,773
L Brands Inc	9,519	244,067
LKQ Corp (a)	12,600	379,260
Lennar Corp Cl A	12,000	624,360
Lowe’s Cos Inc	34,564	3,910,571
Marriott International Inc/MD Cl A	11,009	1,501,848
Mohawk Industries Inc (a)	2,600	354,250
NIKE Inc Cl B	53,176	4,670,448
NVR Inc (a)	150	472,872
Nordstrom Inc	5,309	217,775
O’Reilly Automotive Inc (a)	3,300	1,249,281
Ralph Lauren Corp	2,039	268,292
Sony Corp ADR	54,700	2,755,239
Starbucks Corp	51,814	4,024,912
Tapestry Inc	12,348	398,470
Target Corp	22,533	1,744,505
Tenneco Inc Cl A	2,298	50,372
Tesla Inc (a)	10,889	2,599,095
Tiffany & Co	5,100	549,882
Toyota Motor Corp ADR	49,700	6,142,920
Ulta Beauty Inc (a)	2,400	837,552
Under Armour Inc Cl A (a)	15,100	348,659
Vail Resorts Inc	1,700	389,045
Veoneer Inc (a)	39,642	874,899
Wayfair Inc Cl A (a)	2,400	389,160
Weight Watchers International Inc (a)	44,612	910,977
Williams-Sonoma Inc	3,600	205,812

		93,588,568

Consumer Staples - 6.1%
Campbell Soup Co	7,991	309,172
Church & Dwight Co Inc	10,400	779,480
Clorox Co/The	5,500	878,515
Colgate-Palmolive Co	36,453	2,653,414
Costco Wholesale Corp	18,620	4,571,769
Estee Lauder Cos Inc/The Cl A	9,256	1,590,273
General Mills Inc	25,575	1,316,345
JM Smucker Co/The	4,746	582,002
Kimberly-Clark Corp	14,841	1,905,288
Kraft Heinz Co/The	26,723	888,273
Kroger Co/The	34,001	876,546
Lamb Weston Holdings Inc	6,400	448,320
Mondelez International Inc Cl A	60,465	3,074,645
PepsiCo Inc	60,061	7,690,811
Procter & Gamble Co/The	105,755	11,260,792
Sprouts Farmers Market Inc (a)	4,600	98,532
SunOpta Inc (a)	472,515	1,677,428
Sysco Corp	20,848	1,467,074
Unilever PLC ADR	46,900	2,851,520
Walgreens Boots Alliance Inc	34,148	1,829,308

		46,749,507

Energy - 0.1%
Legrand SA ADR	56,600	835,133

		835,133

Financials - 11.5%
Affiliated Managers Group Inc	2,100	232,932
Aflac Inc	32,052	1,614,780
Amalgamated Bank Cl A	48,979	830,194
American Express Co	29,691	3,480,676
Aon PLC	10,200	1,837,428
BB&T Corp	32,700	1,674,240
Bank of America Corp	375,908	11,495,266

Bank of Montreal	27,200	2,147,984
Bank of Nova Scotia/The	52,139	2,870,773
BlackRock Inc	4,900	2,377,676
CME Group Inc	15,200	2,719,280
Capital One Financial Corp	20,059	1,862,077
Chubb Ltd	18,200	2,642,640
Cincinnati Financial Corp	6,200	596,316
Citigroup Inc	101,000	7,140,700
Comerica Inc	6,654	522,938
Cullen/Frost Bankers Inc	2,400	244,056
Discover Financial Services	14,000	1,140,860
E*TRADE Financial Corp	10,414	527,573
East West Bancorp Inc	6,000	308,880
Everest Re Group Ltd	1,700	400,350
Federal Agricultural Mortgage Corp Cl C	19,173	1,466,351
Fifth Third Bancorp	29,800	858,836
Franklin Resources Inc	12,700	439,293
Hartford Financial Services Group Inc/The	15,300	800,343
Huntington Bancshares Inc/OH	43,800	609,696
Intercontinental Exchange Inc	24,095	1,960,128
Invesco Ltd	16,300	358,111
KeyCorp	42,900	752,895
MSCI Inc	3,500	788,830
Marsh & McLennan Cos Inc	21,600	2,036,664
Moody’s Corp	7,100	1,396,002
Morgan Stanley	55,392	2,672,664
Nasdaq Inc	5,100	470,220
Northern Trust Corp	8,900	877,095
PNC Financial Services Group Inc/The	17,690	2,422,292
People’s United Financial Inc	16,700	288,743
Principal Financial Group Inc	11,800	674,488
Progressive Corp/The	24,800	1,938,120
Prudential Financial Inc	17,587	1,859,122
Raymond James Financial Inc	5,400	494,478
Regions Financial Corp	43,728	679,096
Reinsurance Group of America Inc	2,600	393,926

S&P Global Inc	10,700	2,361,062
SEI Investments Co	5,900	321,255
Starwood Property Trust Inc.	11,100	255,855
T Rowe Price Group Inc	9,900	1,064,250
TD Ameritrade Holding Corp	11,900	625,702
Toronto-Dominion Bank/The	78,921	4,496,129
Travelers Cos Inc/The	11,000	1,581,250
US Bancorp	62,946	3,356,281
Unum Group	8,100	299,052
Voya Financial Inc	6,100	334,829
Westpac Banking Corp ADR	145,900	2,846,509
Zions Bancorp NA	7,200	355,176

		88,802,362

Health Care - 14.5%
ABIOMED Inc (a)	1,800	499,338
AbbVie Inc	63,411	5,034,199
Agilent Technologies Inc	13,600	1,067,600
Alcon Inc (a)	20,580	1,197,756
Alexion Pharmaceuticals Inc (a)	9,200	1,252,396
Align Technology Inc (a)	3,200	1,038,976
Amgen Inc	26,753	4,797,348
Becton Dickinson and Co	11,500	2,768,510
Bio-Rad Laboratories Inc Cl A (a)	900	270,837
Bio-Techne Corp	1,600	327,344
BioMarin Pharmaceutical Inc (a)	7,700	658,581
BioTelemetry Inc (a)	37,476	2,038,694
Biogen Inc (a)	8,439	1,934,556
Bristol-Myers Squibb Co	70,087	3,254,139
Bruker Corp	4,600	177,560
Celgene Corp (a)	30,000	2,839,800
Cerner Corp (a)	13,300	883,785
Cooper Cos Inc/The	2,100	608,832
Covetrus Inc (a)	2,640	86,777
DENTSPLY SIRONA Inc	9,500	485,735
Danaher Corp	27,200	3,602,368

DexCom Inc (a)	22,821	2,762,938
Edwards Lifesciences Corp (a)	8,900	1,567,023
Gilead Sciences Inc	54,265	3,529,396
GlaxoSmithKline PLC ADR	106,300	4,372,119
Haemonetics Corp (a)	2,051	179,011
Henry Schein Inc	6,600	422,796
Hill-Rom Holdings Inc	2,800	283,976
Hologic Inc (a)	56,460	2,618,615
IDEXX Laboratories Inc (a)	3,700	858,400
Illumina Inc (a)	6,300	1,965,600
Incyte Corp (a)	7,600	583,680
Ionis Pharmaceuticals Inc (a)	5,300	393,949
Koninklijke Philips NV	39,000	1,677,000
Merck & Co Inc	110,701	8,713,276
Mettler-Toledo International Inc (a)	1,000	745,260
Nektar Therapeutics (a)	7,700	246,554
Novartis AG ADR	102,400	8,420,352
Novo Nordisk A/S ADR	72,400	3,548,324
OraSure Technologies Inc (a)	156,077	1,476,488
PerkinElmer Inc	4,800	460,032
Perrigo Co PLC	5,200	249,184
Pfizer Inc	238,100	9,669,241
Quest Diagnostics Inc	5,600	539,728
Regeneron Pharmaceuticals Inc (a)	3,500	1,200,990
ResMed Inc	6,146	642,318
STERIS PLC	3,500	458,430
Sanofi ADR	96,500	4,219,945
Seattle Genetics Inc (a)	27,382	1,855,952
Stryker Corp	13,100	2,474,721
Teladoc Health Inc (a)	43,458	2,471,891
Thermo Fisher Scientific Inc	17,114	4,748,279
Varian Medical Systems Inc (a)	3,900	531,063
Veeva Systems Inc Cl A (a)	5,443	761,312
Vertex Pharmaceuticals Inc (a)	11,000	1,858,780
Waters Corp (a)	2,963	632,719

		111,964,473

Industrials - 7.0%
3M Co	24,715	4,683,739
AO Smith Corp	5,800	304,906
Acuity Brands Inc	13,193	1,930,532
Alaska Air Group Inc	5,100	315,690
Allegion PLC	3,900	386,997
Ameresco Inc Cl A (a)	209,907	3,161,199
Brambles Ltd ADR	32,500	553,313
CH Robinson Worldwide Inc	5,900	477,900
Canadian Pacific Railway Ltd	6,100	1,366,827
Carlisle Cos Inc	2,500	353,550
CoStar Group Inc (a)	1,500	744,375
Copart Inc (a)	8,800	592,416
Cummins Inc	6,551	1,089,366
Dai Nippon Printing Co Ltd ADR	22,500	267,525
Deere & Co	13,600	2,252,568
Donaldson Co Inc	5,200	278,408
Emerson Electric Co	26,400	1,874,136
Expeditors International of Washington Inc	7,200	571,824
Fastenal Co	12,100	853,655
Flowserve Corp	5,300	259,859
Fortune Brands Home & Security Inc	5,800	306,124
Graco Inc	6,800	348,500
HD Supply Holdings Inc (a)	7,500	342,675
Hubbell Inc	2,400	306,240
IDEX Corp	3,200	501,312
IHS Markit Ltd (a)	15,400	881,804
Illinois Tool Works Inc	12,200	1,898,686
Ingersoll-Rand PLC	10,400	1,275,144
JB Hunt Transport Services Inc	3,800	359,024
JetBlue Airways Corp (a)	13,588	252,057
Johnson Controls International plc	38,900	1,458,750
KAR Auction Services Inc	5,500	310,640
Lennox International Inc	1,700	461,465
Makita Corp ADR	10,500	378,525

Masco Corp	12,400	484,344
Middleby Corp/The (a)	2,400	317,112
Nidec Corp ADR	42,300	1,510,110
Nielsen Holdings PLC	15,500	395,715
Nordson Corp	2,100	306,495
Owens Corning	4,000	205,080
PACCAR Inc	14,551	1,042,870
Pentair PLC	7,300	284,627
Quanta Services Inc	6,500	263,900
Robert Half International Inc	4,751	294,990
Rockwell Automation Inc	5,000	903,550
Roper Technologies Inc	4,400	1,582,680
SKF AB ADR	18,000	335,700
Sensata Technologies Holding PLC (a)	7,100	354,574
Simpson Manufacturing Co Inc	1,900	120,992
Snap-on Inc	2,300	387,044
Sunrun Inc (a)	159,972	2,433,174
TPI Composites Inc (a)	48,318	1,495,442
Thomson Reuters Corp	7,600	469,984
Toro Co/The	4,500	329,175
Trex Co Inc	2,300	159,321
United Parcel Service Inc Cl B	29,931	3,179,271
United Rentals Inc (a)	3,300	465,036
Vestas Wind Systems A/S ADR	26,200	790,978
WW Grainger Inc	2,070	583,740
Wabtec Corp	3,500	259,245
Wolters Kluwer NV ADR	48,820	3,412,518
Xylem Inc/NY	7,700	642,180

		54,409,578

Information Technology - 33.4%
2U Inc (a)	47,301	2,861,711
ASML Holding NV	17,500	3,654,350
Accenture PLC Cl A	27,400	5,005,158
Adobe Inc (a)	20,939	6,056,606
Advanced Micro Devices Inc (a)	39,550	1,092,767

Akamai Technologies Inc (a)	6,900	552,414
Analog Devices Inc	15,800	1,836,592
Apple Inc	180,308	36,182,406
Applied Materials Inc	40,700	1,793,649
Arista Networks Inc (a)	2,300	718,267
Atlassian Corp PLC Cl A (a)	35,979	3,963,087
Autodesk Inc (a)	27,590	4,916,814
Automatic Data Processing Inc	17,200	2,827,508
Blackbaud Inc	18,565	1,472,019
Blackline Inc (a)	46,507	2,375,578
Broadcom Inc	16,600	5,285,440
Cadence Design Systems Inc (a)	12,100	839,498
Cisco Systems Inc	188,818	10,564,367
Citrix Systems Inc	5,185	523,478
Cognizant Technology Solutions Corp Cl A	24,800	1,809,408
Corning Inc	33,800	1,076,530
Cree Inc (a)	80,266	5,304,780
DXC Technology Co	11,447	752,526
F5 Networks Inc (a)	2,600	407,940
Fidelity National Information Services Inc	13,700	1,588,241
First Solar Inc (a)	65,714	4,043,382
Fiserv Inc (a)	16,800	1,465,632
Fortinet Inc (a)	6,400	597,888
Gartner Inc (a)	3,700	588,189
HP Inc	65,900	1,314,705
Hewlett Packard Enterprise Co	59,800	945,438
IPG Photonics Corp (a)	1,400	244,622
Intel Corp	193,046	9,853,068
International Business Machines Corp	38,239	5,363,785
Intuit Inc	10,700	2,686,342
Itron Inc (a)	45,930	2,464,604
Juniper Networks Inc	14,800	410,996
KLA-Tencor Corp	6,600	841,368
Lam Research Corp	6,500	1,348,295
Mastercard Inc Cl A	38,420	9,767,901
Micron Technology Inc (a)	48,000	2,018,880

Microsoft Corp	325,112	42,459,627
Mitek Systems Inc	181,210	2,156,399
Motorola Solutions Inc	7,001	1,014,515
NVIDIA Corp	24,800	4,488,800
NetApp Inc	10,508	765,508
Nordea Bank Abp ADR	169,500	1,355,153
PayPal Holdings Inc (a)	48,000	5,412,960
Paychex Inc	13,700	1,155,047
Pluralsight Inc Cl A (a)	67,195	2,384,751
Red Hat Inc (a)	7,300	1,332,469
salesforce.com Inc (a)	31,200	5,158,920
Seagate Technology PLC	10,500	507,360
Skyworks Solutions Inc	7,400	652,532
Square Inc Cl A (a)	59,601	4,340,145
STMicroelectronics NV	129,386	2,374,233
SunPower Corp (a)	170,276	1,229,393
Symantec Corp	25,400	614,934
Synopsys Inc (a)	6,300	762,804
Texas Instruments Inc	40,100	4,724,983
Universal Display Corp	27,062	4,319,095
VMware Inc Cl A	3,230	659,340
VeriSign Inc (a)	4,500	888,525
Visa Inc Cl A	74,700	12,282,921
Walt Disney Co/The	63,942	8,758,136
Western Digital Corp	12,400	633,888

		257,848,667

Materials - 1.8%
Air Products & Chemicals Inc	9,400	1,934,426
AptarGroup Inc	2,600	289,224
Avery Dennison Corp	3,500	387,275
Axalta Coating Systems Ltd (a)	8,600	232,028
Ecolab Inc	11,000	2,024,880
International Paper Co	17,100	800,451
Linde PLC	23,500	4,236,110
Nucor Corp	12,992	741,453

PPG Industries Inc	10,100	1,186,750
Sealed Air Corp	6,400	298,368
Steel Dynamics Inc	8,936	283,092
Vulcan Materials Co	5,600	706,216
Westrock Co	10,985	421,604

		13,541,877

Real Estate - 3.0%
American Tower Corp	18,800	3,671,640
Apartment Investment & Management Co Cl A	6,203	306,180
Boston Properties Inc	6,600	908,292
CBRE Group Inc Cl A (a)	13,300	692,531
Crown Castle International Corp	17,900	2,251,462
Digital Realty Trust Inc	8,900	1,047,619
Duke Realty Corp	15,500	482,360
Equinix Inc	3,500	1,591,450
Essex Property Trust Inc	2,800	791,000
Extra Space Storage Inc	5,300	549,557
Federal Realty Investment Trust	3,100	414,935
Host Hotels & Resorts Inc	31,322	602,635
Iron Mountain Inc	12,200	396,256
Liberty Property Trust	6,600	327,624
Mid-America Apartment Communities Inc	4,900	536,109
Prologis Inc	27,000	2,070,090
Public Storage	6,400	1,415,552
Realty Income Corp	13,000	910,130
Regency Centers Corp	6,900	463,473
SBA Communications Corp (a)	4,700	957,531
UDR Inc	11,400	512,430
Ventas Inc	15,500	947,205
Welltower Inc	16,500	1,229,745

		23,075,806

Utilities - 0.8%
Alliant Energy Corp	10,100	477,023
Avangrid Inc	2,547	130,432
Consolidated Edison Inc	13,827	1,191,334
Eversource Energy	13,300	953,078
Pattern Energy Group Inc Cl A	3,600	83,232
Red Electrica Corp SA ADR	37,300	395,753
SSE PLC ADR	43,400	651,000
Terna Rete Elettrica Nazionale SpA ADR	20,500	368,693
TerraForm Power Inc Cl A	117,633	1,595,103

		5,845,648

Total Investments - 99.8% (Cost $653,153,426) (b)		769,741,380
Other Assets, less liabilities - 0.2%		1,631,844

Net Assets - 100.0%		$771,373,224

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $655,430,491. The aggregate gross unrealized appreciation is $131,074,607 and the aggregate gross unrealized depreciation is $16,763,718, resulting in net unrealized appreciation of $114,310,889.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust (formerly Domini Social Investment Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact International Equity Fund (formerly, Domini International Social Equity Fund), Domini Impact Equity Fund (formerly, Domini Social Equity Fund), and Domini Impact Bond Fund (formerly Domini Social Bond Fund) (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional and Class Y shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$—	$70,556,454	$—	$70,556,454
Consumer Discretionary	2,847,275	159,894,020	—	162,741,295
Consumer Staples	23,341,660	82,786,934	—	106,128,594
Financials	25,563,689	255,606,606	—	281,170,295
Health Care	2,420,340	154,329,735	—	156,750,075
Industrials	—	212,475,654	—	212,475,654
Information Technology	2,426,431	97,900,395	—	100,326,826
Materials	—	64,025,471	—	64,025,471
Real Estate	—	83,222,320	—	83,222,320
Utilities	—	7,017,585	—	7,017,585

Total	$56,599,395	$1,187,815,174	$—	$1,244,414,569

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$73,079,761	$—	$—	$73,079,761
Consumer Discretionary	93,588,568	—	—	93,588,568
Consumer Staples	46,749,507	—	—	46,749,507
Energy	835,133	—	—	835,133
Financials	88,802,362	—	—	88,802,362
Health Care	111,964,473	—	—	111,964,473
Industrials	54,409,578	—	—	54,409,578
Information Technology	257,848,667	—	—	257,848,667
Materials	13,541,877	—	—	13,541,877
Real Estate	23,075,806	—	—	23,075,806
Utilities	5,845,648	—	—	5,845,648

Total	$769,741,380	$—	$—	$769,741,380

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini Impact International Equity Fund	Domini Impact Equity Fund

Investments in Securities
Balance as of July 31, 2018	$—	$—
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(308,855)	(365,680)
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level Three	308,855	365,680

Balance as of April 30, 2019	$—	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2019:	$—	$—

For the Domini Impact International Equity Fund transfers from Level 1 to Level 3 included securities valued at $19,653,540 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $19,344,685 because market values were readily available from a pricing agent for which fair value factors were previously applied.

For the Domini Impact Equity Fund transfers from Level 1 to Level 3 included securities valued at $1,060,114 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $694,434 because market values were readily available from a pricing agent for which fair value factors were previously applied.

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2019 (Unaudited)

	Principal Amount*	Value
Long Tem Investments - 108.1%
Mortgage Backed Securities — 59.8%
Agency Collateralized Mortgage Obligations — 4.3%
Fannie Mae Connecticut Avenue Securities
6.027%, VR, 7/25/2029	120,000	$128,953
6.827%, VR, 5/25/2029	235,000	255,569
FHMS KBF1 A, 2.885%, VR, 7/25/2024	748,000	751,784
FHMS KW06 A1, 3.800%, VR, 2/25/2027	798,107	842,833
FHR 3877 LM, 3.500%, 6/15/2026	780,000	809,047
FNR 2017 72 CD, 3.000%, 9/25/2047	180,709	180,080
FNR 2017 72 B, 3.000%, 9/25/2047	173,094	172,502
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	381,108
FNR 2018 72 BA, 3.500%, 7/25/2054	277,923	282,792
FREMF Mortgage Trust
144A, 3.764%, VR, 11/25/2050 (d)	120,000	120,457
144A, 3.800%, VR, 11/25/2049 (d)	250,000	251,146
144A, 3.800%, VR, 11/25/2049 (d)	90,000	88,340
144A, 3.854%, VR, 10/25/2049 (d)	120,000	119,813
144A, 3.854%, VR, 10/25/2049 (d)	40,000	38,281
144A, 3.882%, VR, 11/25/2050 (d)	220,000	219,857
144A, 3.882%, VR, 11/25/2050 (d)	65,000	62,052
144A, 3.970%, VR, 7/25/2049 (d)	224,000	227,104
144A, 3.976%, VR, 10/25/2049 (d)	90,000	90,630
144A, 4.012%, VR, 2/25/2050 (d)	100,000	101,596
144A, 4.079%, VR, 9/25/2049 (d)	85,000	86,320
144A, 4.108%, VR, 7/25/2049 (d)	175,000	178,611
144A, 4.117%, VR, 5/25/2050 (d)	70,000	71,462
144A, 4.159%, VR, 11/25/2032 (d)	67,000	59,164
144A, 4.173%, VR, 7/25/2027 (d)	136,000	139,019
144A, 4.214%, VR, 7/25/2050 (d)	155,000	158,974
144A, 4.221%, VR, 10/25/2031 (d)	461,000	439,421
STACR 2018 HRP1 M2 144A, 4.127%, VR, 4/25/2043 (d)	106,634	107,463

		6,364,378

Commercial Mortgage Backed Securities — 5.2%
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (d)	137,856	137,588
Commercial Mortgage Trust
144A, 3.424%, 3/10/2031 (d)	640,000	657,872
144A, 3.726%, 3/10/2031 (d)	644,000	668,613
GS Mortgage Securities Trust 144A, 3.173%, VR, 7/15/2032 (d)	395,000	394,559
Hudson Yards 144A, 2.835%, 8/10/2038 (d)	1,000,000	980,143
JP Morgan Chase Commercial Mortgage 144A, 4.128%, 7/5/2031 (d)	555,000	583,467
Madison Avenue Trust 144A, 3.294%, VR, 8/15/2034 (d)	729,000	733,620
Morgan Stanley BAML Trust
3.526%, 12/15/2047	180,167	185,359
4.051%, 4/15/2047	300,000	315,622
4.259%, VR, 10/15/2046	300,000	317,646
144A, 3.173%, VR, 11/15/2034 (d)	531,000	530,947
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (d)	806,000	815,690
One Market Plaza Trust 144A, 3.614%, 2/10/2032 (d)	710,000	726,150
Park Avenue Trust 144A, 3.508%, 6/5/2037 (d)	712,000	724,964

		7,772,240

Federal Home Loan Mortgage Corporation — 10.0%
849167, 2.874%, VR, 10/1/2043 (c)	246,652	248,230
A12413, 5.000%, 8/1/2033 (c)	22,031	23,690
A37619, 4.500%, 9/1/2035 (c)	168,169	178,737
A87874, 4.000%, 8/1/2039 (c)	61,316	63,737
A89148, 4.000%, 10/1/2039 (c)	97,805	101,333
A89384, 4.000%, 10/1/2039 (c)	122,343	126,773
A89729, 4.000%, 11/1/2039 (c)	55,612	57,621
A93101, 5.000%, 7/1/2040 (c)	92,309	99,486
A93996, 4.500%, 9/1/2040 (c)	43,944	46,756
A94362, 4.000%, 10/1/2040 (c)	147,528	153,368
A94742, 4.000%, 11/1/2040 (c)	25,444	26,446
A95084, 4.000%, 11/1/2040 (c)	20,907	21,663
A95085, 4.000%, 11/1/2040 (c)	188,373	195,193
A95796, 4.000%, 12/1/2040 (c)	91,728	95,047
A97047, 4.500%, 2/1/2041 (c)	91,604	97,466
FHR 3806 L, 3.500%, 2/15/2026	847,000	871,207
FHR 3800 CB, 3.500%, 2/15/2026	383,000	397,739
FHR 3768 CB, 3.500%, 12/15/2025	343,000	349,827
G01779, 5.000%, 4/1/2035 (c)	27,404	29,463
G01828, 4.500%, 4/1/2035 (c)	129,930	138,181
G01837, 5.000%, 7/1/2035 (c)	178,851	192,303
G01838, 5.000%, 7/1/2035 (c)	30,814	33,132
G02424, 5.500%, 12/1/2036 (c)	120,046	131,832
G04997, 5.000%, 1/1/2037 (c)	109,453	117,233
G05052, 5.000%, 10/1/2033 (c)	11,628	12,462
G06079, 6.000%, 7/1/2039 (c)	101,068	111,437
G06990, 5.500%, 8/1/2040 (c)	164,034	179,139
G08347, 4.500%, 6/1/2039 (c)	285,717	303,954
G08499, 3.000%, 7/1/2042 (c)	76,066	75,595
G08816, 3.500%, 6/1/2048 (c)	2,913,373	2,948,947
G14599, 2.500%, 11/1/2027 (c)	169,293	168,518
G30614, 3.500%, 12/1/2032 (c)	275,743	282,674
J17791, 3.000%, 1/1/2027 (c)	236,233	238,186
J20118, 2.500%, 8/1/2027 (c)	61,099	60,819
Q00291, 5.000%, 4/1/2041 (c)	74,171	79,938
Q01807, 4.500%, 7/1/2036 (c)	115,720	122,132
Q06160, 4.000%, 2/1/2037 (c)	59,648	61,733
Q17103, 4.000%, 6/1/2041 (c)	13,003	13,380
Q33602, 3.000%, 5/1/2045 (c)	539,065	535,144
Z40004, 6.000%, 8/1/2036 (c)	18,362	20,422
FHLMC TBA 30 Yr, 4.000%, 5/13/2049 (b)	5,800,000	5,956,767

		14,967,710

Federal National Mortgage Association — 32.4%
190370, 6.000%, 6/1/2036 (c)	83,456	93,406
745044, 4.500%, 8/1/2035 (c)	38,389	40,759
745327, 6.000%, 3/1/2036 (c)	239,746	268,289
889529, 6.000%, 3/1/2038 (c)	37,849	42,375
890248, 6.000%, 8/1/2037 (c)	21,775	24,375
930672, 4.500%, 3/1/2039 (c)	143,893	152,636
932441, 4.000%, 1/1/2040 (c)	458,076	474,169
995082, 5.500%, 8/1/2037 (c)	75,570	83,254
995243, 4.500%, 8/1/2038 (c)	99,990	106,160
AA9846, 4.000%, 8/1/2039 (c)	62,459	64,658

AB1343, 4.500%, 8/1/2040 (c)	132,809	140,849
AB1763, 4.000%, 11/1/2030 (c)	26,378	27,373
AB4168, 3.500%, 1/1/2032 (c)	245,367	251,332
AB6472, 2.000%, 10/1/2027 (c)	217,069	212,721
AC1877, 4.500%, 9/1/2039 (c)	59,052	62,581
AC2817, 4.000%, 10/1/2039 (c)	38,173	39,519
AC5401, 5.000%, 10/1/2039 (c)	6,231	6,706
AC9564, 4.500%, 2/1/2040 (c)	57,246	60,695
AD1649, 4.000%, 3/1/2040 (c)	68,042	70,455
AD8033, 4.000%, 8/1/2040 (c)	22,999	23,815
AE0215, 4.000%, 12/1/2039 (c)	56,849	58,850
AE0216, 4.000%, 8/1/2040 (c)	130,301	134,923
AE0624, 4.000%, 11/1/2040 (c)	53,701	55,607
AE0625, 4.000%, 12/1/2040 (c)	77,548	80,932
AE4113, 4.000%, 10/1/2040 (c)	42,076	43,620
AE4192, 4.000%, 10/1/2040 (c)	204,501	212,671
AE5143, 4.000%, 11/1/2040 (c)	33,135	34,311
AI7951, 4.500%, 8/1/2036 (c)	50,653	53,811
AJ5974, 4.000%, 12/1/2036 (c)	43,847	45,402
AL0005, 4.500%, 1/1/2041 (c)	49,875	52,880
AL0049, 6.000%, 12/1/2035 (c)	41,262	45,931
AL1627, 4.500%, 9/1/2041 (c)	93,098	98,506
AM5197, 4.200%, 1/1/2030 (c)	1,148,201	1,248,066
AM6266, 3.580%, 7/1/2030 (c)	947,594	980,072
AM7507, 3.080%, 12/1/2024	1,016,382	1,038,886
AM7598, 3.070%, 12/1/2024	1,354,472	1,383,889
AM7903, 3.380%, 1/1/2027	653,854	678,270
AM8148, 2.680%, 3/1/2027	981,289	972,327
AM8659, 2.880%, 4/1/2031 (c)	1,231,107	1,193,027
AM9154, 3.180%, 6/1/2030 (c)	1,027,440	1,035,189
AM9218, 3.390%, 9/1/2030	939,454	962,785
AM9239, 3.030%, 6/1/2025	948,940	966,163
AN1410, 3.010%, 5/1/2028	454,941	457,746
AN1767, 2.980%, 6/1/2031 (c)	950,456	939,471
AN1840, 2.450%, 6/1/2026	1,450,429	1,424,477
AN2787, 2.600%, 9/1/2028 (c)	1,138,838	1,104,856
AN2791, 2.440%, 9/1/2026	1,093,431	1,072,675
AN3383, 2.550%, 11/1/2028	800,000	765,604
AN4301, 3.150%, 1/1/2027 (c)	2,109,700	2,156,672
AN5557, 2.900%, 5/1/2027	1,453,106	1,460,918
AN6744, 2.940%, 9/1/2027 (c)	1,486,577	1,489,334
AN7300, 3.290%, 11/1/2027 (c)	1,211,057	1,245,683
AN7540, 2.910%, 11/1/2027 (c)	1,500,000	1,498,640
AN8121, 3.160%, 1/1/2035	1,500,000	1,449,597
AN9459, 3.470%, 7/1/2028	791,140	818,749
AN9483, 3.430%, 6/1/2028	792,539	817,971
AP9592, 3.500%, 10/1/2032 (c)	196,632	201,415
AR1524, 2.000%, 1/1/2028 (c)	179,480	175,883
AS3608, 2.500%, 12/1/2043 (c)	347,224	335,491
AS8449, 2.500%, 12/1/2031 (c)	34,757	34,414
AW4685, 2.601%, VR, 5/1/2044 (c)	91,161	91,899
AY3370, 2.500%, 4/1/2045 (c)	241,688	232,545
BC1171, 3.500%, 6/1/2046 (c)	1,594,680	1,614,884
BD1153, 3.000%, 8/1/2046 (c)	92,512	91,586
BD1165, 3.000%, 10/1/2046 (c)	1,403,724	1,389,674
BE1416, 2.500%, 11/1/2031 (c)	156,130	154,587

BE4435, 3.000%, 11/1/2046 (c)	2,108,670	2,087,557
BE8063, 3.000%, 12/1/2046 (c)	696,738	689,710
BJ6137, 3.500%, 1/1/2048 (c)	1,466,454	1,481,798
BL1840, 3.620%, 3/1/2031	2,000,000	2,076,975
MA0639, 4.000%, 2/1/2041 (c)	107,628	111,445
MA0919, 3.500%, 12/1/2031 (c)	13,973	14,312
MA0949, 3.500%, 1/1/2032 (c)	139,058	142,438
MA1630, 4.000%, 10/1/2033 (c)	144,980	151,003
MA1931, 2.500%, 6/1/2024 (c)	361,213	358,245
FNMA TBA 30 Yr, 3.500%, 5/13/2049 (b)	6,616,000	6,676,345

		48,436,844

Government National Mortgage Association — 7.9%
GNMA II TBA 30 Yr, 3.500%, 5/21/2049 (b)	5,300,000	5,387,781
GNMA II TBA 30 Yr, 3.000%, 5/21/2049 (b)	3,300,000	3,292,201
GNMA II TBA 30 Yr, 4.500%, 5/21/2049 (b)	900,000	933,311
GNMA II TBA 30 Yr, 4.000%, 5/21/2049 (b)	2,200,000	2,265,656

		11,878,949

Total Mortgage Backed Securities (Cost $89,561,065)		89,420,121

Corporate Bonds and Notes — 28.4%
Communications — 3.1%
Altice France SA/France senior secured note 144A, 7.375%, 5/1/2026 (d)	200,000	203,125
AT&T Inc
3.950%, 1/15/2025	445,000	459,341
4.750%, 5/15/2046	715,000	711,148
CBS Corp, 2.900%, 1/15/2027	400,000	375,050
Charter Communications Operating LLC / Charter Communications Operating Capital senior secured note
5.750%, 4/1/2048	225,000	237,663
6.484%, 10/23/2045	300,000	340,339
Cox Communications Inc
144A, 3.150%, 8/15/2024 (d)	165,000	163,459
144A, 3.850%, 2/1/2025 (d)	10,000	10,212
144A, 4.800%, 2/1/2035 (d)	250,000	237,117
Gray Television Inc 144A, 5.875%, 7/15/2026 (d)	200,000	206,626
Verizon Communications Inc
3.376%, 2/15/2025	57,000	57,892
3.875%, 2/8/2029	210,000	217,482
5.012%, 8/21/2054	450,000	503,673
144A, 4.016%, 12/3/2029 (d)	370,000	386,661
Vodafone Group PLC
4.375%, 2/19/2043	400,000	373,131
6.150%, 2/27/2037	185,000	210,503

		4,693,422

Consumer Discretionary — 4.1%
Adient US LLC senior secured note 144A, 7.000%, 5/15/2026 (d)	50,000	51,313
Alibaba Group Holding Ltd, 2.800%, 6/6/2023	200,000	197,906
Amazon.com Inc
3.875%, 8/22/2037	200,000	206,390
4.800%, 12/5/2034	325,000	375,577
Aptiv Corp, 4.150%, 3/15/2024	401,000	414,133
AutoNation Inc, 5.500%, 2/1/2020	500,000	509,145
Boston Medical Center Corp, 4.519%, 7/1/2026	705,000	715,520
eBay Inc, 3.600%, 6/5/2027	195,000	192,765
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (d)	500,000	514,078
Home Depot Inc/The, 5.950%, 4/1/2041	420,000	538,151

Lennar Corp, 4.125%, 1/15/2022	245,000	248,063
Marriott International Inc/MD, 2.875%, 3/1/2021	1,025,000	1,024,863
Northeastern University, 5.285%, 3/1/2032	100,000	111,898
O’Reilly Automotive Inc, 3.800%, 9/1/2022	155,000	159,143
Starbucks Corp, 3.750%, 12/1/2047	275,000	248,178
Toll Brothers Finance Corp, 4.350%, 2/15/2028	600,000	576,000

		6,083,123

Consumer Staples — 0.6%
JM Smucker Co/The, 4.250%, 3/15/2035	380,000	368,614
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (d)	530,000	553,850

		922,464

Financials — 13.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 5/26/2022	775,000	776,713
AIA Group Ltd 144A, 4.500%, 3/16/2046 (d)	325,000	347,609
Air Lease Corp, 3.625%, 12/1/2027	500,000	478,651
American International Group Inc, 3.900%, 4/1/2026	380,000	384,755
American Tower Corp
3.375%, 5/15/2024	235,000	236,933
5.000%, 2/15/2024	362,000	390,940
Aon PLC, 4.750%, 5/15/2045	500,000	523,406
AXA SA subordinated note, 8.600%, 12/15/2030	400,000	538,356
Bank of America Corp, 3.124%, VR, 1/20/2023	1,275,000	1,279,346
BB&T Corp subordinated note, 3.875%, 3/19/2029	575,000	586,550
BNP Paribas SA 144A, 3.800%, 1/10/2024 (d)	245,000	249,577
Boston Properties LP
3.650%, 2/1/2026	430,000	434,472
4.500%, 12/1/2028	500,000	535,570
BPCE SA
2.250%, 1/27/2020	500,000	498,180
144A, 3.000%, 5/22/2022 (d)	250,000	248,801
144A, 4.875%, 4/1/2026 (d)	500,000	517,833
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	500,000	508,602
Capital One Financial Corp
3.750%, 3/9/2027	80,000	79,395
3.750%, 7/28/2026	80,000	78,818
4.200%, 10/29/2025	155,000	159,701
Citigroup Inc, 3.352%, VR, 4/24/2025	475,000	478,053
Cooperatieve Rabobank UA
3.950%, 11/9/2022	375,000	382,018
144A, 3.875%, 9/26/2023 (d)	250,000	258,046
Credit Agricole SA/London 144A, 4.125%, 1/10/2027 (d)	510,000	522,078
Crown Castle International Corp, 3.700%, 6/15/2026	300,000	301,037
Discover Financial Services, 3.750%, 3/4/2025	325,000	325,147
Duke Realty LP
3.625%, 4/15/2023	200,000	203,645
4.375%, 6/15/2022	250,000	260,226
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000	599,808
Huntington Bancshares Inc/OH, 3.150%, 3/14/2021	425,000	427,785
ING Groep NV
3.950%, 3/29/2027	200,000	202,351
144A, 4.625%, 1/6/2026 (d)	750,000	792,673
Kimco Realty Corp, 3.400%, 11/1/2022	160,000	161,788
Liberty Property LP, 3.250%, 10/1/2026	165,000	160,401
Marsh & McLennan Cos Inc, 3.300%, 3/14/2023	100,000	101,441
Morgan Stanley
3.625%, 1/20/2027	335,000	338,507

3.950%, 4/23/2027	210,000	212,240
National City Corp subordinated note, 6.875%, 5/15/2019	275,000	275,416
Nuveen Finance LLC 144A, 4.125%, 11/1/2024 (d)	160,000	168,485
Regency Centers LP, 3.750%, 6/15/2024	300,000	305,657
Regions Financial Corp, 3.200%, 2/8/2021	500,000	503,633
Reinsurance Group of America Inc
3.950%, 9/15/2026	250,000	253,987
4.700%, 9/15/2023	164,000	174,520
SBA Tower Trust 144A, 3.168%, 4/9/2047 (d)	290,000	291,483
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (d)	250,000	274,747
Swedbank AB
144A, 2.200%, 3/4/2020 (d)	650,000	645,660
144A, 2.800%, 3/14/2022 (d)	250,000	246,499
Total System Services Inc, 4.000%, 6/1/2023	375,000	385,943
Turkiye Sinai Kalkinma B 144A, 5.500%, 1/16/2023 (e)	200,000	173,571
Unum Group, 3.000%, 5/15/2021	180,000	180,315
US Bancorp subordinated note, 3.600%, 9/11/2024	493,000	509,390
Ventas Realty LP, 3.500%, 2/1/2025	500,000	503,276
Welltower Inc, 5.250%, 1/15/2022	400,000	422,803

		19,896,837

Health Care — 3.0%
Allina Health System, 4.805%, 11/15/2045	291,000	304,847
Amgen Inc, 3.200%, 11/2/2027	525,000	512,424
Biogen Inc, 5.200%, 9/15/2045	400,000	426,695
Celgene Corp, 3.875%, 8/15/2025	325,000	335,423
Children’s Hospital Corp/The, 4.115%, 1/1/2047	230,000	234,589
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	305,620
Dignity Health
4.500%, 11/1/2042	408,000	395,724
5.267%, 11/1/2064	250,000	261,061
Kaiser Foundation Hospitals, 3.150%, 5/1/2027	185,000	184,756
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/2052	120,000	124,692
4.200%, 7/1/2055	10,000	10,587
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	215,000	221,621
Ochsner Clinic Foundation, 5.897%, 5/15/2045	400,000	500,672
Orlando Health Obligated Group, 4.416%, 10/1/2044	395,000	417,684
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	277,847

		4,514,242

Industrials — 1.8%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	414,734
CNH Industrial Capital LLC, 4.875%, 4/1/2021	750,000	774,675
Core & Main LP 144A, 6.125%, 8/15/2025 (d)	45,000	44,888
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	200,786
Keysight Technologies Inc, 4.550%, 10/30/2024	500,000	520,759
Ryder System Inc, 2.500%, 5/11/2020	145,000	144,234
United Rentals North America Inc, 4.625%, 7/15/2023	500,000	510,000

		2,610,076

Materials — 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc senior secured note 144A, 4.250%, 9/15/2022 (d)	260,000	261,625
Klabin Austria GmbH 144A, 5.750%, 4/3/2029 (d)	480,000	481,560
WRKCo Inc, 3.000%, 9/15/2024	375,000	368,300

		1,111,485

Technology — 0.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.625%, 1/15/2024	355,000	352,669
Micron Technology Inc, 4.640%, 2/6/2024	260,000	268,127
Microsoft Corp, 3.700%, 8/8/2046	5,000	5,021
Pitney Bowes Inc, 3.875%, 9/15/2020	265,000	266,755
Xerox Corp, 5.625%, 12/15/2019	475,000	483,312

		1,375,884

Utilities — 0.9%
Aegea Finance Sarl 144A, 5.750%, 10/10/2024 (d)	370,000	373,145
Greenko Dutch BV senior secured note 144A, 5.250%, 7/24/2024 (d)	545,000	532,776
Public Service Co of Colorado, 4.100%, 6/15/2048	420,000	439,712

		1,345,633

Total Corporate Bonds and Notes (Cost $41,844,526)		42,553,166

Municipal Bonds — 8.3%
American Municipal Power Inc, 6.270%, 2/15/2050	490,000	629,008
Bay Area Toll Authority
6.918%, 4/1/2040	125,000	174,029
7.043%, 4/1/2050	325,000	493,308
City of Chicago, IL
6.207%, 1/1/2032	250,000	252,245
7.045%, 1/1/2029	55,000	61,282
7.375%, 1/1/2033	250,000	275,298
City of Los Angeles Department of Airports, 3.887%, 5/15/2038	140,000	142,435
City of Philadelphia PA Water & Wastewater Revenue, 4.189%, 10/1/2037	665,000	671,191
Cook County Community High School District No 228 Bremen, 5.019%, 12/1/2041 (Insurer: AGM)	435,000	474,120
County of Sacramento CA, 5.730%, VR, 8/15/2023 (Insurer: NATL)	340,000	371,698
County of San Bernardino CA, 6.020%, 8/1/2023 (Insurer: AGM)	275,000	295,713
District of Columbia, 4.125%, 7/1/2027	500,000	515,680
Indiana Finance Authority, 3.624%, 7/1/2036	235,000	235,078
Inland Valley Development Agency, 5.500%, 3/1/2033 (Insurer: AGM)	70,000	76,990
Lancaster County Hospital Authority/PA
5.000%, 7/1/2024	165,000	177,319
5.000%, 7/1/2025	135,000	146,290
Maryland Health & Higher Educational Facilities Authority,
3.968%, 7/1/2027	205,000	212,571
4.168%, 7/1/2029	40,000	42,064
Massachusetts Development Finance Agency, 4.000%, 10/1/2027	100,000	104,431
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	516,898
Michigan Finance Authority
2.491%, 4/1/2020	250,000	249,535
2.741%, 4/1/2021	320,000	320,928
New Jersey Economic Development Authority, 3.882%, 6/15/2019	270,000	270,262
New Jersey Turnpike Authority
7.102%, 1/1/2041	225,000	327,389
7.414%, 1/1/2040	200,000	300,452
New York Transportation Development Corp, 3.473%, 7/1/2028	500,000	490,930
Oklahoma Development Finance Authority
4.650%, 8/15/2030 (Insurer: AGM)	130,000	139,018
5.450%, 8/15/2028	770,000	839,439
Oregon Health & Science University, 5.000%, 7/1/2045	350,000	411,093
Pennsylvania Industrial Development Authority 144A, 3.556%, 7/1/2024 (d)	505,000	502,712
Public Finance Authority
144A, 3.000%, 11/15/2022 (d)	90,000	90,022
144A, 3.500%, 11/15/2023 (d)	185,000	185,031
Shelby County Health Educational & Housing Facilities Board
4.000%, 9/1/2021	250,000	248,725
4.000%, 9/1/2022	250,000	247,225

State of California, 7.625%, 3/1/2040	525,000		800,052
State of Illinois
3.860%, 4/1/2021	215,000		216,954
5.100%, 6/1/2033	335,000		329,543
Washington State Housing Finance Commission, 4.000%, 1/1/2024	600,000		600,420

Total Municipal Bonds (Cost $12,172,871)			12,437,378

Senior Floating Rate Interests — 5.4%
Communications — 1.7%
Charter Communications Operating LLC term loan B, 4.490%, 4/30/2025	291,806		292,900
Go Daddy Operating Co LLC term loan B, 4.483%, 2/15/2024	250,264		250,983
Mission Broadcasting Inc term loan B, 4.752%, 1/17/2024	27,310		27,241
Nexstar Broadcasting Inc term loan B, 4.733%, 1/17/2024	145,155		144,792
Numericable Group SA term loan B, 6.160%, 1/31/2026	729,543		716,776
Shutterfly Inc term loan B, 5.250%, 8/17/2024	101,345		101,450
Sprint Communications Inc term loan B, 5.000%, 2/2/2024	401,800		390,751
Univision Communications Inc, 5.233%, 3/15/2024	465,890		449,220
Zayo Group LLC, 4.733%, 1/19/2024	100,095		100,228

			2,474,341

Consumer Discretionary — 1.2%
Adient US LLC term loan B, 0.000%, 4/25/2024 (f)	225,000		225,000
American Builders & Contractors Supply Co Inc term loan B, 4.483%, 10/31/2023	882,000		875,385
Crown Finance US Inc term loan, 4.733%, 2/28/2025	179,529		179,012
Harbor Freight Tools USA Inc, 4.983%, 8/18/2023	236,301		235,246
KAR Auction Services Inc term loan B, 5.125%, 3/9/2023	114,614		114,852
Wyndham Hotels & Resorts Inc term loan B, 4.233%, 5/30/2025	129,350		129,373

			1,758,868

Consumer Staples — 0.6%
CHG PPC Parent LLC term loan B, 5.233%, 3/31/2025	99,250		99,436
Coty Inc term loan B, 4.724%, 4/7/2025	605,822		592,191
Diamond BC BV term loan, 5.541%, 9/6/2024	148,125		143,033

			834,660

Financials — 0.7%
Blackhawk Network Holdings Inc term loan B, 5.483%, 6/15/2025	178,650		178,672
Iron Mountain Inc term loan B, 4.233%, 1/2/2026	143,550		141,217
Nets Holding A/S term loan B, 3.000%, 2/6/2025	176,389	EUR	196,122
Russell Investments US Institutional Holdco Inc term loan, 5.851%, 6/1/2023	437,625		437,133
USI Inc/NY term loan B, 5.601%, 5/16/2024	172,375		171,255

			1,124,399

Industrials — 0.2%
Blitz F18 675 Gmbh term loan B, 3.750%, 7/31/2025	255,000	EUR	287,580

			287,580

Materials — 0.0%
CROWN Americas LLC term loan B, 4.482%, 4/3/2025	53,663		54,103

			54,103

Technology — 1.0%
CDW LLC term loan, 4.233%, 8/17/2023	478,829		480,141
Dell International LLC, 4.490%, 9/7/2023	250,670		251,140
Finastra USA Inc term loan B, 6.101%, 6/13/2024	257,413		255,663
MA FinanceCo LLC term loan B, 4.983%, 6/21/2024	28,980		28,859
ON Semiconductor Corp term loan B, 4.233%, 3/31/2023	166,460		166,018
Seattle SpinCo Inc term loan B, 4.983%, 6/21/2024	195,711		194,894
SS&C European Holdings Sarl term loan B, 4.733%, 4/16/2025	56,018		56,153
SS&C Technologies Inc term loan B, 4.733%, 4/16/2025	78,365		78,554

			1,511,422

Total Senior Floating Rate Interests (Cost $8,113,360)			8,045,373

U.S. Government Agencies — 5.1%
Federal Farm Credit Banks, 3.660%, 3/7/2044	974,000	1,002,361
Fannie Mae, 5.625%, 7/15/2037 (c)	3,086,000	4,123,857
Federal Farm Credit Bank, 2.780%, 11/2/2037	1,800,000	1,683,959
Federal Farm Credit Bank, 3.510%, 6/11/2040	725,000	742,090

Total U.S. Government Agencies (Cost $7,547,274)		7,552,267

Asset Backed Securities — 0.9%
CNH Equipment Trust 2016-C, 1.930%, 3/15/2024	20,000	19,744
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (d)	500,000	508,683
Carmax Auto Owner Trust
1.900%, 4/15/2022	95,000	93,932
2.160%, 12/15/2021	135,000	134,167
2.200%, 6/15/2022	75,000	74,441
2.560%, 2/15/2022	260,000	258,316
2.700%, 10/16/2023	250,000	247,615

Total Asset Backed Securities (Cost $1,334,828)		1,336,898

Certificates of Deposit — 0.2%
Self-Help Credit Union, 1.150%, 9/16/2019	250,000	248,847

Total Certificates of Deposit (Cost $250,000)		248,847

Total Long Term Investments (Cost $160,823,924)		161,594,050

Short Term Investments - 7.2%
U.S. Government Agency Obligations - 7.2%
Federal Home Loan Discount Notes, 0.000%, 5/1/2019	5,500,000	5,500,000
Federal Home Loan Discount Notes, 0.000%, 7/10/2019	3,750,000	3,732,500
Federal Home Loan Discount Notes, 0.000%, 8/16/2019	1,500,000	1,489,300

Total U.S. Government Agency Obligations (Cost $10,721,821)		10,721,800

Total Short Term Investments (Cost $10,721,821)		10,721,800

Options Purchased — 0.0%	Notional Amount
Morgan Stanley:
Pay fixed 3.200%, receive float 3-month USD LIBOR Expires 12/9/2019 (e)	2,420,000	2,894
Pay fixed 3.000%, receive float 3-month USD LIBOR Expires 3/18/2020 (e)	4,425,000	21,007

Total Options Purchased (Cost $88,024)		23,901

Total Investments — 115.3% (Cost $171,633,769) (a)		172,339,751
Other Liabilities, less assets — (15.3)%		-22,927,046

Net Assets — 100.0%		$149,412,705

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

The aggregate cost for federal income tax purposes is $171,728,418. The aggregate gross unrealized appreciation is $1,903,827, and the aggregate gross unrealized depreciation is $1,292,494, resulting in net unrealized appreciation of $611,333.

(b)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(c)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(d)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(e)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.
(f)	Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on April 30, 2019.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of these securities was $19,557,268, representing 13.1% of net assets.

AGM - Assured Guaranty Municipal Corporation

NATL - National Public Finance Guarantee Corporation

EUR - Euro

SEE NOTES TO PORTFOLIO OF INVESTMENTS

At April 30, 2019, the Fund had the following forward currency contracts outstanding.

					Unrealized
		Contract	Settlement		Appreciation
Counterparty	Currency	Type	Date	Value	(Depreciation)
JP Morgan Chase Bank NA	EUR	Sell	5/31/2019	$486,441	$624

				$486,441	$624

At April 30, 2019, the Fund had the following future contracts outstanding.

				Unrealized
				Appreciation
Description	Number of Contracts	Value	Expiration Date	(Depreciation)
CAN 10 YR (Long)	5	513,604	6/19/2019	(203)
AUST 10 YR (Short)	19	(1,849,239)	6/17/2019	(17,243)
EURO-BUND (Short)	5	(926,315)	6/6/2019	(1,619)

				$(19,065)

At April 30, 2019, the Fund had the following centrally cleared interest rate swap contracts outstanding.

					Unrealized
	Counterparty/		Notional		Appreciation
Description	Exchange	Expiration Date	Amount	Value	(Depreciation)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 3.0625%	Morgan Stanley/LCH	9/27/2021	$3,000,000	$3,050,045	$49,617
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.500%	Morgan Stanley/LCH	3/23/2048	1,380,000	1,322,701	130,344
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.250%	Morgan Stanley/LCH	12/20/2020	10,505,000	10,474,344	(11,873)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.590%	Morgan Stanley/LCH	2/5/2024	8,070,000	8,168,665	9,410
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.410%	Morgan Stanley/LCH	4/21/2021	7,620,000	7,623,766	12,928
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.250%	Morgan Stanley/LCH	9/21/2026	5,542,000	(5,484,524)	(25,146)
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.500%	Morgan Stanley/LCH	12/20/2027	14,850,000	(14,913,322)	(297,656)
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.840%	Morgan Stanley/LCH	2/5/2049	1,705,000	(1,755,223)	(8,024)
Pay Floating rate 3 month USD BBA LIBOR Receive Fixed rate 2.380%	Morgan Stanley/LCH	3/18/2026	3,280,000	(3,279,493)	(2,858)

			$55,952,000	$5,206,959	$(143,258)

At April 30, 2019, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type					Unrealized
	Payments made by	Payments received		Notional		Appreciation
Counterparty	the Fund	by the Fund	Expiration Date	Amount	Value	(Depreciation)
Deutsche Bank AG	1.898%	USA-CPI-U	7/15/2024	$3,758,000	$3,831,420	$73,420
Deutsche Bank AG	2.004%	USA-CPI-U	1/15/2023	2,327,000	2,321,369	(6,290)

				$6,085,000	$6,152,789	$67,130

LCH - London Clearing House

DOMINI IMPACT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (formerly Domini Social Bond Fund) (the “Fund”) is a series of the Domini Investment Trust (formerly Domini Social Investment Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of April 30, 2019, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional and Class Y shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investments in Securities:
Mortgage Backed Securities	$—	$89,420,121	$—	$89,420,121
Corporate Bonds and Notes	—	42,553,166	—	42,553,166
Municipal Bonds	—	12,437,378	—	12,437,378
Senior Floating Rate Interests	—	8,045,373	—	8,045,373
U.S. Government Agencies	—	7,552,267	—	7,552,267
Asset Backed Securities	—	1,336,898	—	1,336,898
Certificates of Deposit	—	248,847	—	248,847

Total Long-Term Securities	—	161,594,050	—	161,594,050

Short Term Investments in Securities:
U.S. Government Agencies	—	10,721,800	—	10,721,800
Options Purchased	—	23,901	—	23,901

Total Short-Term Securities	—	10,745,701	—	10,745,701

Total Investment in Securities	—	172,339,751	—	172,339,751

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2018	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,849
Purchases	—
Sales	—
Transfers in and/or out of level three	(5,849)

Balance as of April 30, 2019	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2019	$—

Transfers from Level 2 to Level 3 included securities valued at $868,633 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $874,482 because market values were readily available from a pricing agent for which fair value factors were previously applied. The Level 3 security was valued using a pricing vendor other than the Fund’s primary pricing vendor.